Provision for Return Condition Checks for Aircraft Under Operating Leases - Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision for return condition checks for aircraft under operating leases [abstract]
Beginning balance	¥ 3,019	¥ 3,670
Accrual	402	1,214
Utilization	(515)	(1,865)
Ending balance	2,906	3,019
Less: current portion	(145)	(981)
Long-term portion	¥ 2,761	¥ 2,038